Offsetting Assets and Liabilities (Gross Amounts Recognized, Gross Amounts Offset, and Net Amounts Presented in Consolidated Balance Sheets Regarding to Derivative Assets and Liabilities and Other Assets and Liabilities) (Detail) - JPY (¥)
¥ in Millions
		Sep. 30, 2026	Mar. 31, 2026
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, assets		¥ 126,433	¥ 154,513
Gross amounts offset in the consolidated balance sheets, assets	[1]	(66,344)	(80,880)
Net amounts presented in the consolidated balance sheets, assets		60,089	73,633
Gross amounts not offset in the consolidated balance sheets, financial instruments, assets	[2]	0	0
Gross amounts not offset in the consolidated balance sheets, collateral received/pledged, assets	[2]	(5,709)	(3,243)
Net amount, assets		54,380	70,390
Gross amounts recognized, liabilities		93,669	118,058
Gross amounts offset in the consolidated balance sheets, liabilities	[1]	(44,894)	(51,256)
Net amounts presented in the consolidated balance sheets, liabilities		48,775	66,802
Gross amounts not offset in the consolidated balance sheets, financial instruments, liabilities	[2]	(18,909)	(27,745)
Gross amounts not offset in the consolidated balance sheets, collateral received/pledged, liabilities	[2]	(2,632)	(2,033)
Net amount, liabilities		27,234	37,024
Derivative liabilities
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, liabilities		93,669	118,058
Gross amounts offset in the consolidated balance sheets, liabilities	[1]	(44,894)	(51,256)
Net amounts presented in the consolidated balance sheets, liabilities		48,775	66,802
Gross amounts not offset in the consolidated balance sheets, financial instruments, liabilities	[2]	(18,909)	(27,745)
Gross amounts not offset in the consolidated balance sheets, collateral received/pledged, liabilities	[2]	(2,632)	(2,033)
Net amount, liabilities		27,234	37,024
Derivative assets
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, assets		126,433	154,513
Gross amounts offset in the consolidated balance sheets, assets	[1]	(66,344)	(80,880)
Net amounts presented in the consolidated balance sheets, assets		60,089	73,633
Gross amounts not offset in the consolidated balance sheets, financial instruments, assets	[2]	0	0
Gross amounts not offset in the consolidated balance sheets, collateral received/pledged, assets	[2]	(5,709)	(3,243)
Net amount, assets		¥ 54,380	¥ 70,390

[1]	Represents amounts offset between derivative assets and liabilities with the same counterparty, as well as cash collateral offset against net derivatives under enforceable master netting agreements or similar agreements.
[2]	The balances related to enforceable master netting agreements or similar agreements which were not offset in the consolidated balance sheets.